Income Tax (Details) (Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax (Textual) [Abstract]
Netherlands statutory income taxes rate	25.00%	25.50%	25.50%
Tax credits, research	$ 159	$ 146	$ 146
Significant losses in countries subject to tax holidays	131	91	123
Effect of the tax benefits on basic earnings per share	$ 0.13	$ 0.09	$ 0.00
Maximum Percentage of Tax reduction from Tax holidays	100.00%
Legal inflationary index	2.05%
Deferred tax benefit (expense)	19	7
Largest amount recognized upon settlement with taxing authority	greater than 50 percent
Tax settlements	36
St Ericsson's [Member]
Income Tax (Additional Textual) [Abstract]
Deferred tax assets on tax loss carryforwards	92
Equity investments, Ownership percentage	50.00%
Foreign subsidiaries and corporate joint ventures [Member]
Income Tax (Additional Textual) [Abstract]
Cumulative amount of distributable earnings	$ 1,417